First Trust Structured Credit Income Opportunities ETF Shareholder Fees	Jul. 31, 2025
First Trust Structured Credit Income Opportunities ETF | First Trust Structured Credit Income Opportunities ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%